Acquisition - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Avanan Member
Business Acquisition [Line Items]
Acquisition date		Sep. 01, 2021
Business combination, consideration transferred	$ 227.1
Odo Security Ltd [Member]
Business Acquisition [Line Items]
Acquisition date			Sep. 17, 2020
Spectral Cyber Technologies Ltd [Member]
Business Acquisition [Line Items]
Acquisition date	Feb. 03, 2022